STOCKBASED COMPENSATION (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Expected volatility	497.00%	497.00%	0.00%
Expected term	4 years	4 years
Risk-free interest rate	0.84%	0.84%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Expected volatility	370.00%	370.00%
Risk-free interest rate	0.76%	0.76%
Maximum
Expected volatility	497.00%	497.00%
Risk-free interest rate	0.84%	0.84%